Note 20 - Income Taxes - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Net operating loss carryforwards (federal and state)	$ 39,637	$ 158,926
Research and development tax credit	266	17,081
Compensation expense on stock	3,539	3,940
Other accrued	1,476	1,386
Capitalized R&D expenses	5,122	3,606
Depreciation	343	355
Total long-term deferred tax assets	50,383	185,294
IPR&D	(2,757)	(5,058)
Total long-term deferred tax liabilities	(2,757)	(5,058)
Valuation allowance	(52,154)	(185,294)
Deferred tax liabilities, net	$ (4,528)	$ (5,058)